Deferred dry dock and special survey costs, net (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Dry Dock And Special Survey Costs Net
Schedule of Deferred Charges

The movement in Deferred dry dock and special survey costs, net, in the accompanying unaudited interim Consolidated Balance Sheets is as follows:

2026

Balance January 1,	$2,093
Amortization of special survey costs	(338)
Balance June 30,	$1,755